Discontinued Operations - Summary of Significant Joint Operations in Classified as Assets and Liabilities Held for Sale (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Eagle Ford United States [member]
Disclosure of discontinued operations [line items]
Country of operation	US
Principal activity	Hydrocarbons exploration and production
Eagle Ford United States [member] | Bottom of range [Member]
Disclosure of discontinued operations [line items]
Group interest	<1	<1
Eagle Ford United States [member] | Top of range [Member]
Disclosure of discontinued operations [line items]
Group interest	100.00%	100.00%
Fayetteville United States [member]
Disclosure of discontinued operations [line items]
Country of operation	US
Principal activity	Hydrocarbons exploration and production
Fayetteville United States [member] | Bottom of range [Member]
Disclosure of discontinued operations [line items]
Group interest	<1	<1
Fayetteville United States [member] | Top of range [Member]
Disclosure of discontinued operations [line items]
Group interest	100.00%	100.00%
Haynesville United States [member]
Disclosure of discontinued operations [line items]
Country of operation	US
Principal activity	Hydrocarbons exploration and production
Haynesville United States [member] | Bottom of range [Member]
Disclosure of discontinued operations [line items]
Group interest	<1	<1
Haynesville United States [member] | Top of range [Member]
Disclosure of discontinued operations [line items]
Group interest	100.00%	100.00%
Premian United States [member]
Disclosure of discontinued operations [line items]
Country of operation	US
Principal activity	Hydrocarbons exploration and production
Premian United States [member] | Bottom of range [Member]
Disclosure of discontinued operations [line items]
Group interest	<1	<1
Premian United States [member] | Top of range [Member]
Disclosure of discontinued operations [line items]
Group interest	100.00%	100.00%